T. ROWE PRICE New Asia Fund
July 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
CHINA 23.8%
Common Stocks 17.0%
Alibaba Group Holding (HKD)  3,630,020 55,298
Busy Ming Group, Class H (HKD) (1)(2) 198,000 9,703
Chaozhou Three-Circle Group, Class H (HKD) (2) 18,500 238
Chifeng Jilong Gold Mining, Class H (HKD) (1) 3,131,200 13,386
China International Capital, Class H (HKD)  12,987,200 35,818
China Mengniu Dairy (HKD)  10,715,000 25,853
Genscript Biotech (HKD) (2) 5,258,000 12,095
H World Group (HKD)  2,017,000 8,569
iQIYI , ADR (USD) (1)(2) 6,578,192 8,354
KE Holdings, Class A (HKD)  5,338,571 29,943
Kuaishou Technology (HKD)  4,434,800 24,698
Luxshare Precision Industry, Class H (HKD) (2) 1,047,200 7,438
Meituan , Class B (HKD) (2) 2,270,900 26,811
NetEase (HKD)  1,131,900 30,116
Nexchip Semiconductor, Class H (HKD) (2) 1,656,900 6,038
SG Micro, Class H (HKD) (2) 102,400 1,084
Sigenergy Technology, Class H (HKD)  15,800 587
TCL Electronics Holdings (HKD)  7,427,000 15,282
Tencent Holdings (HKD)  1,457,660 89,067
Victory Giant Technology Huizhou, Class H (HKD) (1)(2) 12,800 298
WuXi AppTec , Class H (HKD)  583,500 11,966
WuXi XDC Cayman (HKD) (1)(2) 2,004,500 13,222
425,864
Common Stocks - China A Shares 6.8%
Advanced Micro-Fabrication Equipment, A Shares (CNH)  298,976 15,214
Contemporary Amperex Technology, A Shares (CNH)  662,900 38,868
Hongfa Technology, A Shares (CNH)  5,015,391 26,394
Sany Heavy Industry, A Shares (CNH)  8,818,195 26,859
Yantai Jereh Oilfield Services Group, A Shares (CNH)  1,751,800 34,954
Zhongji Innolight , A Shares (CNH)  217,541 28,973
171,262
Total China (Cost $468,945) 597,126
HONG KONG 4.2%
Common Stocks 4.2%
AIA Group  4,107,800 41,410

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
CK Hutchison Holdings  1,876,000 17,577
Swire Properties (1) 4,902,400 14,931
Techtronic Industries  1,910,500 32,096
Total Hong Kong (Cost $85,314) 106,014
INDIA 12.8%
Common Stocks 12.8%
Acutaas Chemicals  493,602 16,060
Adani Ports & Special Economic Zone  1,554,993 27,627
Apollo Hospitals Enterprise  214,128 20,089
AU Small Finance Bank  1,405,753 15,428
Bajaj Finance  2,136,573 25,541
Bharat Electronics  3,723,390 15,134
Divi's Laboratories  300,132 25,337
GAIL India  9,182,728 17,446
ICICI Bank  3,959,828 59,513
Indian Hotels  2,407,661 18,637
KEI Industries  488,181 25,565
Larsen & Toubro  614,749 25,356
Mahindra & Mahindra  545,337 19,418
MakeMyTrip (USD) (1)(2) 158,158 9,007
Total India (Cost $292,938) 320,158
MALAYSIA 0.8%
Common Stocks 0.8%
CIMB Group Holdings  10,243,900 19,783
Total Malaysia (Cost $20,853) 19,783
SINGAPORE 5.3%
Common Stocks 5.3%
City Developments  3,259,000 19,932
DBS Group Holdings  1,104,620 63,733
Grab Holdings, Class A (USD) (2) 1,954,357 6,840
Sea, ADR (USD) (2) 248,146 26,487
Singapore Telecommunications  4,849,100 16,777
Total Singapore (Cost $71,290) 133,769

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
SOUTH KOREA 22.1%
Common Stocks 22.1%
Cosmax 83,093 10,671
DB Insurance  164,202 17,781
Hanwha Aerospace  39,817 25,562
KB Financial Group  354,308 41,467
Kia  166,036 14,970
KT  363,965 13,154
Samsung Electronics  1,414,929 246,275
Samsung Fire & Marine Insurance  37,491 16,226
SK hynix 147,693 167,728
Total South Korea (Cost $181,197) 553,834
TAIWAN 28.0%
Common Stocks 28.0%
Accton Technology  281,000 18,213
ASE Technology Holding  1,130,000 19,283
Delta Electronics  990,000 48,706
Elite Material  154,000 22,107
Hon Hai Precision Industry  4,211,000 32,159
MediaTek  517,000 55,075
Taiwan Semiconductor Manufacturing  6,585,574 487,104
Unimicron Technology  851,000 19,967
Total Taiwan (Cost $171,376) 702,614
THAILAND 1.9%
Common Stocks 1.9%
Airports of Thailand  9,915,400 18,956
True, NVDR  66,202,800 28,466
Total Thailand (Cost $43,638) 47,422
VIETNAM 0.5%
Common Stocks 0.5%
Asia Commercial Bank  13,804,498 11,482
Total Vietnam (Cost $10,224) 11,482

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 3.72% (3)(4) 10,754,891 10,755
Total Short-Term Investments (Cost $10,755) 10,755
SECURITIES LENDING COLLATERAL 0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.3%
Money Market Funds 0.3%
T. Rowe Price Treasury Reserve Fund, 3.70% (3)(4) 6,998,609 6,999
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 6,999
Total Securities Lending Collateral (Cost $6,999) 6,999
Total Investments in Securities  100.1%
(Cost $1,363,529) $ 2,509,956
Other Assets Less Liabilities (0.1)% (1,653)
Net Assets 100.0% $ 2,508,303
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at July 31, 2026.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
NVDR Non-Voting Depositary Receipts
USD U.S. Dollar

T. ROWE PRICE New Asia Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.72% $ — $ — $ 793++
T. Rowe Price Treasury Reserve Fund, 3.70% — — —++
Totals $ —# $ — $ 793+
Supplementary Investment Schedule
Affiliate
Value
10/31/25
Purchase
Cost
Sales
Cost
Value
7/31/26
T. Rowe Price Government
Reserve Fund, 3.72% $ 40,638  ¤  ¤ $ 10,755
T. Rowe Price Treasury
Reserve Fund, 3.70% —  ¤  ¤ 6,999
Total $ 17,754^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $793 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $17,754.

T. ROWE PRICE New Asia Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The New Asia Fund (the
fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE New Asia Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE New Asia Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE New Asia Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F39-054Q3 07/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 50,688 $ 2,441,514 $ — $ 2,492,202
Short-Term Investments 10,755 — — 10,755
Securities Lending Collateral 6,999 — — 6,999
Total $ 68,442 $ 2,441,514 $ — $ 2,509,956